Non-Controlling Interest (Details) - Schedule of Non-Controlling Interest Included in the Equity and the Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries:
Equity	$ 119,942	$ 104,394	$ 124,735
Non-controlling interest	16,403	6,886	14,410
Debt instruments at FVOCI	564	3	1,109
Deferred tax	(152)	(1)	(299)
Total other comprehensive income	412	2	810
Comprehensive income	16,815	6,888	15,220
Subtotal
Subsidiaries:
Equity	108,323	92,117	84,201
Non-controlling interest	15,795	6,080	9,036
Debt instruments at FVOCI	564	3	1,109
Deferred tax	(152)	(1)	(299)
Total other comprehensive income	412	2	810
Comprehensive income	$ 16,207	$ 6,082	$ 9,846
Santander Corredora de Seguros Limitada
Subsidiaries:
Non-controlling %	0.25%	0.25%	0.25%
Equity	$ 57	$ 51	$ 45
Non-controlling interest	7	5	21
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 7	$ 5	$ 21
Santander Corredores de Bolsa Limitada
Subsidiaries:
Non-controlling %	49.00%	49.00%	49.00%
Equity	$ 31,752	$ 29,595	$ 27,557
Non-controlling interest	1,750	2,036	2,050
Debt instruments at FVOCI	564	3	1,109
Deferred tax	(152)	(1)	(299)
Total other comprehensive income	412	2	810
Comprehensive income	$ 2,162	$ 2,038	$ 2,860
Santander Asesorías Financieras Limitada
Subsidiaries:
Non-controlling %	0.97%	0.97%	0.97%
Equity	$ 160	$ 117	$ 35
Non-controlling interest	43	82	31
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 43	$ 82	$ 31
Santander S.A. Sociedad Securitizadora
Subsidiaries:
Non-controlling %	0.36%	0.36%	0.36%
Equity	$ 4	$ 1	$ 2
Non-controlling interest	(1)	0	(1)
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ (1)	$ 0	$ (1)
Klare Corredora de Seguros S.A.
Subsidiaries:
Non-controlling %	0.00%	0.00%	49.90%
Equity	$ 0	$ 0	$ (858)
Non-controlling interest	0	(975)	(1,213)
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 0	$ (975)	$ (1,213)
Santander Consumer Chile S.A.
Subsidiaries:
Non-controlling %	49.00%	49.00%	49.00%
Equity	$ 76,350	$ 62,353	$ 57,420
Non-controlling interest	13,996	4,932	8,148
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	13,996	4,932	8,148
Subtotal
Subsidiaries:
Equity	11,619	12,277	40,534
Non-controlling interest	608	806	5,374
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 608	$ 806	$ 5,374
Santander Gestión de Recaudación y Cobranzas Limitada
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 9,550	$ 8,986	$ 8,518
Non-controlling interest	564	468	1,530
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 564	$ 468	$ 1,530
Bansa Santander S.A.
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 0	$ 0	$ 28,336
Non-controlling interest	0	727	4,087
Debt instruments at FVOCI	0	0	0
Deferred tax	0	0	0
Total other comprehensive income	0	0	0
Comprehensive income	$ 0	$ 727	$ 4,087
Multiplica Spa
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 2,069	$ 2,026	$ 2,529
Non-controlling interest	44	(503)	(682)
Debt instruments at FVOCI		0	0
Deferred tax		0	0
Total other comprehensive income		0	0
Comprehensive income	$ 44	$ (503)	$ (682)
PagoNXT Payments Chile SpA
Subsidiaries:
Non-controlling %	100.00%	100.00%	100.00%
Equity	$ 0	$ 1,265	$ 1,151
Non-controlling interest	0	114	439
Debt instruments at FVOCI	0
Deferred tax	0
Total other comprehensive income	0
Comprehensive income	$ 0	$ 114	$ 439